Revenue - Revenue from contract with customer (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 3,312,290,000	¥ 2,327,846,000	¥ 1,413,489,000
Implementation
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	851,856,000	570,822,000	295,916,000
Operation support services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,061,445,000	582,968,000	309,502,000
Business origination services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	605,733,000	770,893,000	554,957,000
Revenue from guarantee model
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	6,706,000	13,657,000	29,746,000
Risk management services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	362,530,000	327,120,000	205,160,000
Cloud services platform
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	314,338,000
Post implementation support services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	55,678,000	36,000,000	27,442,000
Others
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 60,710,000	¥ 40,043,000	¥ 20,512,000